LEASES (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Operating lease expense	$ 1,278,757	$ 995,626
Minimum [Member]
Operating lease term	1 year
Maximum [Member]
Operating lease term	10 years